Leases - Other Information Related to Leases (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1.5	$ 0.9	$ 5.3	$ 2.5	$ 3.4
Business Acquisition [Line Items]
Cash paid for amounts included in the measurement of operating lease liabilities	1.5	0.9	5.3	2.5	3.4
Lease liabilities arising from obtaining right-of-use assets	$ 0.0	0.0	$ 0.1	0.2	$ 3.8
Weighted average remaining lease term	8 years		8 years		8 years 7 months 6 days
Weighted average discount rate	6.30%		6.30%		6.30%
From Zoom Information, Inc. acquisition
Business Acquisition [Line Items]
Lease liabilities arising from obtaining right-of-use assets	$ 0.0	$ 0.0	$ 0.0	$ 28.6	$ 28.6
DiscoverOrg Holdings
Business Acquisition [Line Items]
Weighted average remaining lease term					8 years 7 months 6 days
Weighted average discount rate					6.30%